The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 59.1%
	AGGREGATE BOND — 2.2%
27,062	Fidelity Total Bond ETF	$1,218,331
68,895	First Trust Enhanced Short Maturity ETF	4,095,119
		5,313,450
	BROAD MARKET — 0.7%
14,449	Vanguard U.S. Momentum Factor ETF	1,648,053
	CONSUMER STAPLES — 4.2%
111,210	Fidelity MSCI Consumer Staples Index ETF	4,983,320
24,872	iShares U.S. Consumer Staples ETF	5,043,544
		10,026,864
	CORPORATE — 5.4%
160,077	Franklin Senior Loan ETF	3,686,989
29,588	iShares 0-5 Year High Yield Corporate Bond ETF	1,209,853
91,841	iShares Inflation Hedged Corporate Bond ETF	2,306,587
28,509	iShares JP Morgan EM Corporate Bond ETF	1,219,045
152,781	SPDR Portfolio High Yield Bond ETF	3,413,128
15,248	Vanguard Intermediate-Term Corporate Bond ETF	1,181,872
		13,017,474
	EMERGING MARKETS — 0.9%
26,212	Columbia EM Core ex-China ETF	669,717
31,339	Invesco S&P Emerging Markets Low Volatility ETF	721,110
17,664	Vanguard FTSE Emerging Markets ETF	688,543
		2,079,370
	EMERGING MARKETS BOND — 1.0%
99,120	Invesco BulletShares 2024 USD Emerging Markets Debt ETF	2,385,323
	GLOBAL — 1.9%
73,408	iShares Global 100 ETF	4,701,782
	INFLATION PROTECTED — 1.4%
144,781	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	3,405,249
	INTERNATIONAL — 2.8%
21,261	Cambria Foreign Shareholder Yield ETF	516,090
16,770	iShares MSCI International Small-Cap Multifactor ETF	503,100
49,946	Schwab Fundamental International Large Co. Index ETF	1,451,930
42,748	SPDR Portfolio Developed World ex-US ETF	1,269,188
4,816	Vanguard FTSE All World ex-US Small-Cap ETF	495,133
29,223	Vanguard FTSE Developed Markets ETF	1,226,489
37,799	WisdomTree Global ex-US Quality Dividend Growth Fund	1,218,073
		6,680,003

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP — 24.8%
49,658	Franklin U.S. Core Dividend Tilt Index ETF	$1,494,477
8,566	Invesco QQQ Trust Series 1	2,280,955
95,933	Invesco S&P 500 GARP ETF	7,924,066
133,795	Schwab Fundamental U.S. Large Co. Index ETF	7,150,005
196,986	Schwab U.S. Dividend Equity ETF	14,880,322
106,809	Schwab U.S. Large-Cap Growth ETF	5,934,308
58,924	SPDR Russell 1000 Yield Focus ETF	5,521,179
105,756	Vanguard Value ETF	14,844,970
		60,030,282
	MID-CAP — 6.0%
33,816	Invesco S&P MidCap 400 Pure Value ETF	3,068,126
3,097	Invesco S&P MidCap Momentum ETF	233,204
3,885	iShares Core S&P Mid-Cap ETF	939,743
121,028	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	10,187,338
		14,428,411
	PRECIOUS METALS — 3.8%
220,093	abrdn Physical Silver Shares ETF*	5,057,737
122,240	iShares Gold Trust*	4,228,282
		9,286,019
	SMALL-CAP — 1.4%
19,428	Dimensional U.S. Small Cap ETF	993,742
63,398	JPMorgan Diversified Return U.S. Small Cap Equity ETF	2,456,039
		3,449,781
	THEMATIC — 2.6%
91,617	Global X U.S. Infrastructure Development ETF	2,426,934
155,534	Invesco DB Commodity Index Tracking Fund	3,833,913
		6,260,847
	Total Exchange-Traded Funds
	(Cost $145,460,120)	142,712,908
	EXCHANGE-TRADED NOTES — 1.3%
	INDUSTRIAL METALS — 1.3%
161,348	iPath Series B Bloomberg Copper Subindex Total Return ETN*	3,126,117
	Total Exchange-Traded Notes
	(Cost $3,570,466)	3,126,117
	MUTUAL FUNDS — 35.1%
	AGGREGATE BOND — 2.2%
102,523	Allspring Core Plus Bond Fund - Class R6	1,139,036
109,258	Bond Fund of America - Class F-3	1,243,353
120,636	Federated Hermes Total Return Bond Fund - Class R6	1,142,419

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND (Continued)
102,172	Vanguard Core Bond Fund, Admiral Shares	$1,828,879
		5,353,687
	BANK LOANS — 4.7%
575,290	Credit Suisse Floating Rate High Income Fund - Class I	3,549,540
498,204	Fidelity Advisor Floating Rate High Income Fund	4,473,875
372,004	T Rowe Price Institutional Floating Rate Fund - Institutional Class	3,415,000
		11,438,415
	BLEND BROAD MARKET — 0.2%
19,868	DFA U.S. Core Equity 1 Portfolio - Class Institutional	591,856
	BLEND LARGE CAP — 5.4%
224,833	DFA U.S. Large Co. Portfolio - Class Institutional	5,879,379
53,360	Fidelity 500 Index Fund - Class Institutional Premium	7,103,327
		12,982,706
	EMERGING MARKET STOCK — 0.0%
1,127	New World Fund, Inc. - Class F-3	74,864
	EMERGING MARKETS BOND — 0.5%
57,964	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,271,724
	FOREIGN AGGREGATE BOND — 1.1%
254,776	Dodge & Cox Global Bond Fund - Class I	2,568,143
	FOREIGN BLEND — 2.5%
208,148	Dimensional Global Equity Portfolio - Class Institutional	5,484,695
22,365	Rainier International Discovery Series - Class Z	487,565
		5,972,260
	FOREIGN GROWTH — 0.0%
—[1]	WCM International Small Cap Growth Fund - Class Institutional USD*	—[2]
	FOREIGN VALUE — 2.1%
84,717	DFA International Value Portfolio - Class Institutional	1,506,275
291,009	Dodge & Cox Global Stock Fund - Class I	3,669,621
		5,175,896
	GROWTH BROAD MARKET — 2.0%
99,478	New Perspective Fund - Class R-6	4,707,282
	GROWTH LARGE CAP — 2.3%
153,018	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	5,670,863

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH SMALL CAP — 0.9%
9,551	Hood River Small-Cap Growth Fund - Class Retirement*	$448,815
20,180	Vanguard Explorer Fund, Admiral Shares	1,753,278
		2,202,093
	HIGH YIELD BOND — 1.5%
395,534	American High-Income Trust - Class F-3	3,583,541
	INFLATION PROTECTED — 2.2%
227,003	AB Bond Inflation Strategy Portfolio - Class Advisor	2,347,213
249,639	Lord Abbett Inflation Focused Fund - Class F	2,883,329
		5,230,542
	VALUE LARGE CAP — 6.2%
219,035	Vanguard Windsor Fund, Admiral Shares	14,957,933
	VALUE MID CAP — 1.3%
111,273	DFA U.S. Targeted Value Portfolio - Class Institutional	3,047,771
	Total Mutual Funds
	(Cost $92,548,689)	84,829,576
	MONEY MARKET FUNDS — 5.1%
9,864,447	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.94%[3]	9,864,448
2,496,837	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.07%[3]	2,496,837
	Money Market Funds
	(Cost $12,361,285)	12,361,285
	TOTAL INVESTMENTS — 100.6%
	(Cost $253,940,560)	243,029,886
	Liabilities in Excess of Other Assets — (0.6)%	(1,425,978)
	TOTAL NET ASSETS — 100.0%	$241,603,908

*Non-income producing security.
[1]Amount represents less than 0.5 shares.
[2]Amount represents less than $0.50.
[3]Effective 7 day yield as of December 31, 2022.